CHANGE IN PRESENTATION CURRENCY AND ADOPTION OF NEW STANDARDS (Details 2) $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CAD ($)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
DisclosureOfChangeInPresentationCurrencyAndAdoptionOfNewStandardsLineItems [Line Items]
Net cash provided by (used in) operating activities		$ (20,951)			$ 16,875
Net cash provided by (used in) investing activities		35,973			(47,724)
Net cash provided by financing activities		4,549			18,591
Increase (decrease) in cash and cash equivalents		19,571			(12,258)
Foreign exchange effect on cash and cash equivalents					0
Cash and cash equivalents, beginning of period		3,636	[1]		15,894
Cash and cash equivalents, end of period	[1]	23,207			3,636
Previously Reported In USD
DisclosureOfChangeInPresentationCurrencyAndAdoptionOfNewStandardsLineItems [Line Items]
Net cash provided by (used in) operating activities				$ 12,380
Net cash provided by (used in) investing activities				(35,502)
Net cash provided by financing activities				13,743
Increase (decrease) in cash and cash equivalents				(9,379)
Foreign exchange effect on cash and cash equivalents				439
Cash and cash equivalents, beginning of period				11,838
Cash and cash equivalents, end of period				$ 2,898
Previously Reported In USD
DisclosureOfChangeInPresentationCurrencyAndAdoptionOfNewStandardsLineItems [Line Items]
Net cash provided by (used in) operating activities					16,875
Net cash provided by (used in) investing activities					(47,724)
Net cash provided by financing activities					18,591
Increase (decrease) in cash and cash equivalents					(12,258)
Foreign exchange effect on cash and cash equivalents					0
Cash and cash equivalents, beginning of period		3,636			15,894
Cash and cash equivalents, end of period					3,636
IFRS Adoption
DisclosureOfChangeInPresentationCurrencyAndAdoptionOfNewStandardsLineItems [Line Items]
Net cash provided by (used in) operating activities					0
Net cash provided by (used in) investing activities					0
Net cash provided by financing activities					0
Increase (decrease) in cash and cash equivalents					0
Foreign exchange effect on cash and cash equivalents					0
Cash and cash equivalents, beginning of period		$ 0			0
Cash and cash equivalents, end of period					$ 0

[1]	Category B=Financial assets at amortized cost.